SUBSEQUENT EVENTS (Details) - Subsequent Events - Convertible Senior Notes due 2029 [Member] $ / shares in Units, $ in Thousands	Mar. 08, 2022 USD ($) $ / shares
Subsequent Event [Line Items]
Principal amount | $	$ 620,000
Interest per annum (as a percent)	0.25%
Conversion price (in USD/share) | $ / shares	$ 50
Repurchase price as a percentage of principal amount	100.00%